LEASES - Schedule Of Maturities Of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Year ending December 31, 2023	$ 13,061
Year ending December 31, 2024	9,179
Year ending December 31, 2025	7,273
Year ending December 31, 2026	7,206
Year ending December 31, 2027	5,601
Over year ending December 31, 2027	76,689
Total future minimum lease payments	119,009
Less: amounts representing interest	(50,416)
Present value of future minimum lease payments	68,593
Present value of future minimum lease payments current portion	(12,761)	$ (16,771)
Present value of future minimum lease payments non-current portion	55,832	62,889
Year ending December 31, 2023	37,018
Year ending December 31, 2024	37,018
Year ending December 31, 2025	37,018
Year ending December 31, 2026	37,018
Year ending December 31, 2027	37,018
Over year ending December 31, 2027	204,694
Total future minimum lease payments	389,784
Less: amounts representing interest	(156,534)
Present value of future minimum lease payments	233,250
Present value of future minimum lease payments current portion	(34,959)	(48,551)
Present value of future minimum lease payments non-current portion	$ 198,291	$ 347,629